Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund	Dec. 30, 2024
Operating Expenses:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.86%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.